CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Other comprehensive income (loss):
Other Comprehensive Income Reclassification Of Net Unrealized Gain Loss On Interest Rate Swaps During Period Tax	$ 3,817	$ 8,486	$ 5,167	$ 10,766
Net unrealized gain (loss) from pension and postretirement plans, tax	(56)	(142)	(112)	(283)
Reclassification of net unrealized loss on energy derivative instruments during the period, tax	$ 66	$ 95	$ (39)	$ 196